Expense Example - FidelityConnecticutMunicipalIncomeFund-PRO - FidelityConnecticutMunicipalIncomeFund-PRO - Fidelity Connecticut Municipal Income Fund - Fidelity Connecticut Municipal Income Fund	Jan. 29, 2025 USD ($)
Expense Example:
1 year	$ 47
3 years	148
5 years	258
10 years	$ 579